Severance Indemnities and Pension Plans (Reconciliation of Plan Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3)) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016		Mar. 31, 2015
Domestic Subsidiaries, Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		¥ 2,305,093
Fair value of plan assets at end of fiscal year		2,200,033		¥ 2,305,093
Domestic Subsidiaries, Pension Benefits and SIPs [Member] | Other Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year	[1]	19,175
Fair value of plan assets at end of fiscal year	[1]	17,470		19,175
Domestic Subsidiaries, Pension Benefits and SIPs [Member] | Japanese Pooled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		822,127
Fair value of plan assets at end of fiscal year		744,626		822,127
Domestic Subsidiaries, Pension Benefits and SIPs [Member] | Japanese Pooled Funds [Member] | Non-Japanese Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		113,179
Fair value of plan assets at end of fiscal year		97,688		113,179
Domestic Subsidiaries, Pension Benefits and SIPs [Member] | Other Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		187,747
Fair value of plan assets at end of fiscal year		172,609		187,747
Domestic Subsidiaries, Pension Benefits and SIPs [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		117,702
Fair value of plan assets at end of fiscal year		135,055		117,702
Foreign Offices and Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		451,993		368,095
Fair value of plan assets at end of fiscal year		457,989		451,993
Foreign Offices and Subsidiaries, Pension Benefits [Member] | Other Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year	[1]	69,991
Fair value of plan assets at end of fiscal year	[1]	72,253		69,991
Foreign Offices and Subsidiaries, Pension Benefits [Member] | Other Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year	[2]	311,588
Fair value of plan assets at end of fiscal year	[2]	322,911		311,588
Foreign Offices and Subsidiaries, Pension Benefits [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		15,202
Fair value of plan assets at end of fiscal year		11,333		15,202
Level 3 [Member] | Domestic Subsidiaries, Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		59,235		56,771
Defined benefit plan, Realized gains (losses)		(375)		(611)
Defined benefit plan, Unrealized gains (losses)		(810)		4,808
Defined benefit plan, Purchase, sales and settlements		8,620		(2,436)
Defined benefit plan, Transfer into Level 3				743
Defined benefit plan, Transfer out of Level 3				(40)
Fair value of plan assets at end of fiscal year		66,670		59,235
Level 3 [Member] | Domestic Subsidiaries, Pension Benefits and SIPs [Member] | Other Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		5,948	[1]	5,983
Defined benefit plan, Realized gains (losses)		(5)		(2)
Defined benefit plan, Unrealized gains (losses)		74		92
Defined benefit plan, Purchase, sales and settlements		(90)		(85)
Defined benefit plan, Transfer out of Level 3				(40)
Fair value of plan assets at end of fiscal year	[1]	5,927		5,948
Level 3 [Member] | Domestic Subsidiaries, Pension Benefits and SIPs [Member] | Japanese Pooled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		8,603		7,342
Defined benefit plan, Realized gains (losses)		(235)
Defined benefit plan, Unrealized gains (losses)		(244)		1,020
Defined benefit plan, Purchase, sales and settlements		(898)		241
Fair value of plan assets at end of fiscal year		7,226		8,603
Level 3 [Member] | Domestic Subsidiaries, Pension Benefits and SIPs [Member] | Japanese Pooled Funds [Member] | Non-Japanese Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		8,603		7,342
Defined benefit plan, Realized gains (losses)		(235)
Defined benefit plan, Unrealized gains (losses)		(244)		1,020
Defined benefit plan, Purchase, sales and settlements		(898)		241
Fair value of plan assets at end of fiscal year		7,226		8,603
Level 3 [Member] | Domestic Subsidiaries, Pension Benefits and SIPs [Member] | Other Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		44,684		43,446
Defined benefit plan, Realized gains (losses)		(135)		(609)
Defined benefit plan, Unrealized gains (losses)		(640)		3,696
Defined benefit plan, Purchase, sales and settlements		9,608		(2,592)
Defined benefit plan, Transfer into Level 3				743
Fair value of plan assets at end of fiscal year		53,517		44,684
Level 3 [Member] | Foreign Offices and Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		38,445		29,641
Defined benefit plan, Realized gains (losses)		(977)		158
Defined benefit plan, Unrealized gains (losses)		4,422		8,478
Defined benefit plan, Purchase, sales and settlements		1,606		168
Fair value of plan assets at end of fiscal year		43,496		38,445
Level 3 [Member] | Foreign Offices and Subsidiaries, Pension Benefits [Member] | Other Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		34,137		26,740
Defined benefit plan, Unrealized gains (losses)		3,918		7,343
Defined benefit plan, Purchase, sales and settlements		1,053		54
Fair value of plan assets at end of fiscal year		39,108		34,137
Level 3 [Member] | Foreign Offices and Subsidiaries, Pension Benefits [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		4,308		2,901
Defined benefit plan, Realized gains (losses)		(977)		158
Defined benefit plan, Unrealized gains (losses)		504		1,135
Defined benefit plan, Purchase, sales and settlements		553		114
Fair value of plan assets at end of fiscal year		¥ 4,388		¥ 4,308

[1]	These debt securities include debt securities issued by the MUFG Group in the amount of ¥784 million (0.03% of plan assets) and ¥1,800 million (0.07% of plan assets) to the pension benefits and SIPs at March 31, 2015 and 2016, respectively.
[2]	Other investment funds of the foreign offices and subsidiaries are mainly comprised of ¥171,395 million of mutual funds and ¥32,554 million of real estate funds, and of ¥174,082 million of mutual funds and ¥37,532 million of real estate funds, which were held by MUAH at December 31, 2014 and 2015, respectively.